Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Effective income tax reconcilation percentage	6.80%	20.00%
Effective income tax rate, Percent			21.00%	21.00%	35.00%
Deferred Tax Assets, Valuation Allowance			$ 5,250	$ 5,230	$ 4,188
Unrecognized Tax Benefits			961	924	$ 1,156
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			1,000	900
Income tax benefit	$ (4,200)	$ (4,831)	(3,955)	$ (23,112)
Effective income tax rate reconciliation, deduction, Amount			1,000
Maximum [Member]
Income Tax Disclosure [Abstract]
Effective income tax rate, Percent				24.50%
Deferred Income Tax Charge [Member]
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits			500	$ 500
Domestic Tax Authority [Member]
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, subject to expiration			$ 81,900
Operating Loss Carryforwards, Expiration Year			2031
Operating Loss Carryforwards, not subject to expiration			$ 14,100
State and Local Jurisdiction [Member]
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, subject to expiration			$ 84,900
Operating Loss Carryforwards, Expiration Year			2037
Deferred Tax Assets, Valuation Allowance			$ 5,300	$ 5,200